Investment Securities	3 Months Ended
Mar. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Investment Securities
Investment Securities

AVAILABLE-FOR-SALE SECURITIES

Cost/amortized cost, unrealized gains and losses, and fair value of available-for-sale securities by type were as follows:

(dollars in millions)	Cost/ Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value

March 31, 2016
Fixed maturity available-for-sale securities:
Bonds:
U.S. government and government sponsored entities	$105	$1	$—	$106
Obligations of states, municipalities, and political subdivisions	142	2	—	144
Non-U.S. government and government sponsored entities	121	1	—	122
Corporate debt	1,043	11	(12)	1,042
Mortgage-backed, asset-backed, and collateralized:
Residential mortgage-backed securities (“RMBS”)	118	1	(1)	118
Commercial mortgage-backed securities (“CMBS”)	115	1	—	116
Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)	55	—	—	55
Total bonds	1,699	17	(13)	1,703
Preferred stock	14	—	(1)	13
Common stock	24	1	(1)	24
Other long-term investments	2	—	—	2
Total *	$1,739	$18	$(15)	$1,742

December 31, 2015
Fixed maturity available-for-sale securities:
Bonds:
U.S. government and government sponsored entities	$112	$—	$(1)	$111
Obligations of states, municipalities, and political subdivisions	140	1	(1)	140
Non-U.S. government and government sponsored entities	126	1	(1)	126
Corporate debt	1,018	3	(22)	999
Mortgage-backed, asset-backed, and collateralized:
RMBS	128	—	—	128
CMBS	117	—	(1)	116
CDO/ABS	71	—	—	71
Total bonds	1,712	5	(26)	1,691
Preferred stock	14	—	(1)	13
Common stock	23	—	—	23
Other long-term investments	2	—	—	2
Total *	$1,751	$5	$(27)	$1,729

*
Excludes an immaterial interest in a limited partnership that we account for using the equity method and Federal Home Loan Bank common stock of $1 million at March 31, 2016 and December 31, 2015, which is classified as a restricted investment and carried at cost.

As of March 31, 2016 and December 31, 2015, we recognized less than $1 million of other-than-temporary impairment non-credit losses on available-for-sale securities in accumulated other comprehensive income or loss.

Fair value and unrealized losses on available-for-sale securities by type and length of time in a continuous unrealized loss position were as follows:

	Less Than 12 Months		12 Months or Longer		Total
(dollars in millions)	Fair Value	Unrealized Losses *	Fair Value	Unrealized Losses *	Fair Value	Unrealized Losses

March 31, 2016
Bonds:
U.S. government and government sponsored entities	$43	$—	$—	$—	$43	$—
Obligations of states, municipalities, and political subdivisions	25	—	3	—	28	—
Non-U.S. government and government sponsored entities	24	—	—	—	24	—
Corporate debt	330	(12)	6	—	336	(12)
RMBS	23	(1)	—	—	23	(1)
CMBS	48	—	5	—	53	—
CDO/ABS	28	—	—	—	28	—
Total bonds	521	(13)	14	—	535	(13)
Preferred stock	6	—	6	(1)	12	(1)
Common stock	10	(1)	—	—	10	(1)
Other long-term investments	1	—	—	—	1	—
Total	$538	$(14)	$20	$(1)	$558	$(15)

December 31, 2015
Bonds:
U.S. government and government sponsored entities	$102	$(1)	$—	$—	$102	$(1)
Obligations of states, municipalities, and political subdivisions	69	(1)	2	—	71	(1)
Non-U.S. government and government sponsored entities	19	(1)	—	—	19	(1)
Corporate debt	786	(22)	7	—	793	(22)
RMBS	107	—	—	—	107	—
CMBS	104	(1)	5	—	109	(1)
CDO/ABS	71	—	—	—	71	—
Total bonds	1,258	(26)	14	—	1,272	(26)
Preferred stock	2	—	6	(1)	8	(1)
Common stock	16	—	—	—	16	—
Other long-term investments	1	—	—	—	1	—
Total	$1,277	$(26)	$20	$(1)	$1,297	$(27)

*	Unrealized losses on certain available-for-sale securities were less than $1 million and, therefore, are not quantified in the table above.

We do not consider the above unrealized losses to be credit-related, as these unrealized losses primarily relate to changes in interest rates and market spreads subsequent to purchase. Additionally, at March 31, 2016, we have no plans to sell any investment securities with unrealized losses, and we believe it is more likely than not that we would not be required to sell such investment securities before recovery of their amortized cost.

We continue to monitor unrealized loss positions for potential impairments. During the three months ended March 31, 2016, we recognized less than $1 million of other-than-temporary impairment credit losses on corporate debt in investment revenues. During the three months ended March 31, 2015, we did not recognize any other-than-temporary impairment credit losses on available-for-sale securities in investment revenues.

During the three months ended March 31, 2016 and 2015, there were no material additions or reductions in the cumulative amount of credit losses (recognized in earnings) on other-than-temporarily impaired available-for-sale securities.

The proceeds of available-for-sale securities sold or redeemed and the resulting realized gains, realized losses, and net realized gains were as follows:

(dollars in millions)	Three Months Ended March 31,
	2016	2015

Proceeds from sales and redemptions	$113	$76

Realized gains	$2	$7
Realized losses	—	(1)
Net realized gains	$2	$6

Contractual maturities of fixed-maturity available-for-sale securities at March 31, 2016 were as follows:

(dollars in millions)	Fair Value	Amortized Cost

Fixed maturities, excluding mortgage-backed, asset-backed, and collateralized securities:
Due in 1 year or less	$169	$169
Due after 1 year through 5 years	651	650
Due after 5 years through 10 years	414	408
Due after 10 years	180	184
Mortgage-backed, asset-backed, and collateralized securities	289	288
Total	$1,703	$1,699

Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. We may sell investment securities before maturity to achieve corporate requirements and investment strategies.

The fair value of bonds on deposit with insurance regulatory authorities totaled $158 million and $152 million at March 31, 2016 and December 31, 2015, respectively.

TRADING AND OTHER SECURITIES

The fair value of trading and other securities by type was as follows:

(dollars in millions)	March 31, 2016	December 31, 2015

Fixed maturity trading and other securities:
Bonds:
Non-U.S. government and government sponsored entities	$3	$3
Corporate debt	116	124
Mortgage-backed, asset-backed, and collateralized:
RMBS	2	2
CMBS	2	2
Total bonds	123	131
Preferred stock	6	6
Total *	$129	$137

*	The fair value of other securities totaled $129 million at March 31, 2016 and $128 million at December 31, 2015.

The net unrealized and realized gains (losses) on our trading and other securities, which we report in investment revenues, were as follows:

(dollars in millions)	Three Months Ended March 31,
	2016	2015

Net unrealized gains on trading and other securities held at period end	$3	$3
Net realized gains (losses) on trading and other securities sold or redeemed *	—	—
Total	$3	$3

*	Net realized gains (losses) on trading and other securities sold or redeemed were less than $1 million for the three months ended March 31, 2016 and, therefore, are not quantified in the table above.